Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 395,636	$ 425,066
Restricted cash, current (Notes 8 and 13)	30,515	11,218
Trade accounts receivable, net	70,282	79,303
Inventories (Note 4)	73,558	78,589
Due from managers	2	45
Due from related parties (Note 3)	$ 36	$ 37
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other receivables	$ 14,763	$ 18,873
Derivatives, current asset portion (Note 13)	2,567	2,177
Accrued income	0	67
Other current assets (including nil and $972 of investment in debt security as of December 31, 2024 and June 30, 2025 respectively, Note 13)	33,911	43,598
Vessel held for sale (Note 5)	10,777	0
Total Current Assets	632,047	658,973
FIXED ASSETS
Advances for vessels under construction (Note 5)	29,089	27,526
Vessels and other fixed assets, net (Note 5)	3,054,502	3,208,357
Total Fixed Assets	3,083,591	3,235,883
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,715	1,733
Restricted cash, non-current (Note 8)	4,615	4,596
Operating leases, right-of-use assets (Note 6)	171,106	184,509
Derivatives, non-current asset portion (Note 13)	23	330
Other non-current assets	324	354
TOTAL ASSETS	3,893,421	4,086,378
CURRENT LIABILITIES
Current portion of long-term bank loans & revolving facilities (Note 8)	228,104	221,147
Lease financing short term (Note 7)	2,731	2,731
Accounts payable	43,439	51,591
Due to managers	20,555	10,938
Due to related parties (Note 3)	$ 1,393	$ 3,274
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 51,915	$ 62,607
Operating lease liabilities, current (Note 6)	29,036	28,227
Derivatives, current liability portion (Note 13)	34	0
Deferred revenue	14,510	17,297
Other current liabilities	2,000	2,000
Total Current Liabilities	393,717	399,812
NON-CURRENT LIABILITIES
Long-term bank loans & revolving facilities, net of current portion and unamortized loan issuance costs of $7,606 and $6,522, as of December 31, 2024 and June 30, 2025, respectively (Note 8)	943,545	1,035,135
Lease financing long term, net of unamortized lease issuance costs of $51 and $32, as of December 31, 2024 and June 30, 2025, respectively (Note 7)	11,177	12,524
Operating lease liabilities, non-current (Note 6)	142,070	156,282
Other non-current liabilities	691	850
TOTAL LIABILITIES	1,491,200	1,604,603
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2024 and June 30, 2025, respectively (Note 9)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 117,630,112 shares issued and outstanding as of December 31, 2024; 114,655,311 issued and 114,585,311 shares (net of treasury shares) outstanding as of June 30, 2025 (Note 9)	1,146	1,142
Additional paid in capital	3,022,647	3,083,906
Treasury shares (nil shares at December 31, 2024 and 70,000 shares as of June 30, 2025) (Note 9)	(1,197)	0
Accumulated other comprehensive income/(loss)	782	2,299
Accumulated deficit	(621,157)	(605,572)
Total Shareholders' Equity	2,402,221	2,481,775
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,893,421	$ 4,086,378